Taxation (Net deferred taxes) (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Provisions	$ 0.5	$ 7.6
Net operating losses carry forward	33.3	23.3
Other	5.0	6.4
Gross deferred tax assets	38.8	37.3
Valuation allowance related to NOL	(28.9)	(22.6)
Deferred tax asset, net of valuation allowance	9.9	14.7
Property, plant and equipment	0.4	0.6
Unremitted earnings of subsidiaries	1.5	1.5
Gross deferred tax liabilities	1.9	2.1
Net deferred tax asset / (liability)	$ 8.0	$ 12.6